UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Symons Capital Management, Inc.
Address: 650 Washington Rd., Suite 800
Pittsburgh, PA 15228

13F File Number: 28-07040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Frank Fournier
Title:  Chief Operating Officer and VP Quantitative Research
Phone:  412-344-7690

Signature,  Place, and Date of Signing:
Frank Fournier  Pittsburgh, PA  February 11, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  77
Form 13F Information Table Value Total:  $364,958
List of Other Included Managers:
No. 13F File Number  Name

    FORM 13F INFORMATION TABLE
								VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	 VALUE(x$1000) 	SHARES/PRN AMT	SH/PRN	PUT/CALL	INVSTMT DSCRETN	SHARED	NONE
Philip Morris International Inc.	COM	718172109	21,913.50	262,016.00	242,371.00	SH		SOLE	19,645.00	21,915,018.14
CVS Caremark Corp.	COM	126650100	21,744.00	449,717.00	418,232.00	SH		SOLE	31,485.00	21,743,816.95
Procter & Gamble Company	COM	742718109	20,016.70	294,843.00	274,708.00	SH		SOLE	20,135.00	20,016,891.28
Duke Energy Corp.	COM	26441C204	18,356.10	287,716.00	268,026.00	SH		SOLE	19,690.00	18,356,280.81
Amgen Inc.	COM	031162100	18,064.50	209,552.00	195,277.00	SH		SOLE	14,275.00	18,063,382.40
Mondelez International Inc.	COM	609207105	17,294.90	679,480.00	632,455.00	SH		SOLE	47,025.00	17,294,940.27
Campbell Soup Company	COM	134429109	16,820.80	482,114.00	450,914.00	SH		SOLE	31,200.00	16,820,957.46
Microsoft Corp.	COM	594918104	15,883.80	594,656.05	555,106.05	SH		SOLE	39,550.00	15,883,084.84
Northrop Grumman Corp	COM	666807102	14,536.50	215,102.00	200,802.00	SH		SOLE	14,300.00	14,536,593.16
AT&T Inc.	COM	00206R102	14,132.40	419,215.00	391,445.00	SH		SOLE	27,770.00	14,131,737.64
Molson Coors Brewing Company	COM	60871R209	13,613.80	318,146.00	296,856.00	SH		SOLE	21,290.00	13,613,467.34
Bunge Limited	COM	G16962105	13,117.70	180,455.00	168,240.00	SH		SOLE	12,215.00	13,117,273.94
Novartis AG	ADR	66987V109	13,096.50	206,880.00	193,235.00	SH		SOLE	13,645.00	13,095,504.00
Pepsico, Inc.	COM	713448108	13,011.70	190,150.00	177,208.00	SH		SOLE	12,942.00	13,011,964.51
Gold Fields Ltd.	ADR	38059T106	12,928.70	1,035,153.00	967,308.00	SH		SOLE	67,845.00	12,929,060.99
Hasbro Inc.	COM	418056107	11,474.40	319,616.00	299,321.00	SH		SOLE	20,295.00	11,474,214.40
Hershey Company	COM	427866108	10,604.90	146,864.00	137,409.00	SH		SOLE	9,455.00	10,606,518.06
Annaly Capital Management, Inc.	COM	035710409	10,537.10	750,564.00	701,409.00	SH		SOLE	49,155.00	10,537,918.55
Kellogg Company	COM	487836108	9,719.80	174,044.00	162,474.00	SH		SOLE	11,570.00	9,720,357.40
Target Corp.	COM	87612E106	8,898.60	150,364.00	140,489.00	SH		SOLE	9,875.00	8,897,037.86
PPL Corp.	COM	69351T106	8,676.40	303,092.00	282,562.00	SH		SOLE	20,530.00	8,677,524.00
GlaxoSmithKline plc	ADR	37733W105	8,536.60	196,355.00	183,655.00	SH		SOLE	12,700.00	8,535,551.83
Medtronic Inc.	ADR	585055106	8,501.90	207,279.00	194,264.00	SH		SOLE	13,015.00	8,502,584.57
The Southern Company	COM	842587107	8,333.40	194,684.00	181,564.00	SH		SOLE	13,120.00	8,334,422.03
Entergy Corp	COM	29364G103	8,043.40	126,164.00	117,713.00	SH		SOLE	8,451.00	8,042,955.00
Kraft Foods Group	COM	50076Q106	3,999.00	87,952.00	79,913.00	SH		SOLE	8,039.00	3,999,177.44
NeuStar, Inc.	COM	64126X201	1,018.80	24,295.00	23,995.00	SH		SOLE	300.00	1,018,689.36
American States Water Company	COM	029899101	955.30	19,910.00	19,695.00	SH		SOLE	215.00	955,281.80
El Paso Electric Company	COM	283677854	804.10	25,205.00	24,915.00	SH		SOLE	290.00	804,291.55
Brown Shoe Company, Inc.	COM	115736100	745.00	40,555.00	40,115.00	SH		SOLE	440.00	744,995.35
California Water Service Group	COM	130788102	710.40	38,700.00	38,280.00	SH		SOLE	420.00	710,145.00
Wash Real Est Inv Tr Sbi	COM	939653101	686.80	26,265.00	25,955.00	SH		SOLE	310.00	686,829.75
Sanderson Farms, Inc.	COM	800013104	686.20	14,435.00	14,270.00	SH		SOLE	165.00	686,384.25
Avista Corp	ADR	05379B107	659.20	27,340.00	27,030.00	SH		SOLE	310.00	659,167.40
Northwest Natural Gas Company	ADR	667655104	638.40	14,440.00	14,280.00	SH		SOLE	160.00	638,248.00
New Jersey Resource Corp.	COM	646025106	625.60	15,800.00	15,620.00	SH		SOLE	180.00	625,996.00
Dreamworks Animation SKG, Inc.	COM	26153C103	623.30	37,615.00	37,175.00	SH		SOLE	440.00	623,280.55
Golden Star Resources Ltd.	COM	38119T104	603.30	327,905.00	323,935.00	SH		SOLE	3,970.00	603,345.19
Cal-Maine Foods, Inc.	COM	128030202	594.10	14,780.00	14,600.00	SH		SOLE	180.00	594,451.60
Flowers Foods, Inc.	COM	343498101	583.90	25,087.00	24,697.00	SH		SOLE	390.00	583,774.49
Orbital Sciences Corp.	COM	685564106	570.40	41,430.00	40,930.00	SH		SOLE	500.00	570,491.09
Jones Apparel Group Inc.	COM	48020T101	563.00	50,910.00	50,350.00	SH		SOLE	560.00	563,064.60
Tower Group, Inc.	COM	891777104	543.50	30,545.00	30,185.00	SH		SOLE	360.00	543,383.33
Medifast, Inc.	COM	58470H101	539.30	20,440.00	20,180.00	SH		SOLE	260.00	539,411.60
Atlantic Power Corp.	COM	04878Q863	534.90	46,830.00	46,280.00	SH		SOLE	550.00	535,266.90
American Greetings Corp.	COM	026375105	436.50	25,840.00	25,560.00	SH		SOLE	280.00	436,437.60
Websense, Inc.	COM	947684106	430.90	28,625.00	28,305.00	SH		SOLE	320.00	430,520.00
Portland General Electric Company	COM	736508847	411.20	15,025.00	14,865.00	SH		SOLE	160.00	411,084.00
Sturm Ruger & Co Inc	ADR	864159108	397.10	8,750.00	8,650.00	SH		SOLE	100.00	397,250.00
J2 Global Inc	ADR	48123V102	396.40	12,960.00	12,820.00	SH		SOLE	140.00	396,576.00
Andersons Inc	COM	034164103	395.00	9,205.00	9,095.00	SH		SOLE	110.00	394,894.50
Endurance Specialty Holding Ltd.	COM	G30397106	390.90	9,835.00	9,725.00	SH		SOLE	110.00	390,351.15
United Stationers Inc.	COM	913004107	373.90	12,070.00	11,930.00	SH		SOLE	140.00	374,049.30
Interdigital, Inc.	COM	45867G101	369.00	8,980.00	8,890.00	SH		SOLE	90.00	368,988.20
United Natural Foods, Inc.	COM	911163103	365.50	6,815.00	6,735.00	SH		SOLE	80.00	365,215.85
Valueclick, Inc.	COM	92046N102	355.50	18,310.00	18,100.00	SH		SOLE	210.00	355,397.10
Herman Miller,  Inc.	ADR	600544100	353.60	16,485.00	16,285.00	SH		SOLE	200.00	353,768.10
CACI International Inc.	COM	127190304	350.70	6,370.00	6,300.00	SH		SOLE	70.00	350,541.10
Alliant Techsystems Inc	COM	018804104	347.20	5,605.00	5,535.00	SH		SOLE	70.00	347,285.80
Take-Two Interactive Software, Inc.	COM	874054109	343.50	31,180.00	30,810.00	SH		SOLE	370.00	343,291.80
Aeropostale, Inc.	COM	007865108	337.40	25,945.00	25,665.00	SH		SOLE	280.00	337,544.45
Coinstar, Inc.	COM	19259P300	334.80	6,445.00	6,360.00	SH		SOLE	85.00	335,204.45
II-VI Incorporated	COM	902104108	335.10	18,385.00	18,195.00	SH		SOLE	190.00	335,158.55
Colony Financial, Inc.	COM	19624R106	333.40	17,095.00	16,845.00	SH		SOLE	250.00	333,352.50
Knight Transportation, Inc.	COM	499064103	328.50	22,450.00	22,170.00	SH		SOLE	280.00	328,443.50
Southwest Gas Corp.	COM	844895102	327.80	7,730.00	7,630.00	SH		SOLE	100.00	327,829.30
Hillenbrand, Inc.	COM	431571108	326.40	14,440.00	14,260.00	SH		SOLE	180.00	326,488.40
Treehouse Foods, Inc.	COM	89469A104	324.90	6,235.00	6,165.00	SH		SOLE	70.00	325,030.55
Clearwater Paper Corp.	COM	18538R103	312.70	7,990.00	7,890.00	SH		SOLE	100.00	312,888.40
Allscripts Healthcare Solutions, Inc.	COM	01988P108	308.40	32,750.00	32,400.00	SH		SOLE	350.00	308,505.00
Green Dot Corp.	COM	39304D102	304.20	24,950.00	24,680.00	SH		SOLE	270.00	304,390.00
Callaway Golf Company	COM	131193104	294.20	45,265.00	44,665.00	SH		SOLE	600.00	294,222.50
Cardtronics, Inc.	COM	14161H108	272.60	11,490.00	11,350.00	SH		SOLE	140.00	272,772.60
Powershs Db US Dollar Tr	ADR	73936D107	202.20	9,270.00	9,270.00	SH		SOLE	0.00	202,178.70
NTELOS Holdings Corp.	COM	67020Q305	153.10	11,679.00	11,524.00	SH		SOLE	155.00	153,108.20
Lumos Networks Corp	COM	550283105	107.30	10,675.00	10,675.00	SH		SOLE	0.00	106,963.50
Central European Distribution Corp.	COM	153435102	95.80	44,215.00	43,595.00	SH		SOLE	620.00	95,946.55





